Subsequent and relevant events (Details)							1 Months Ended	12 Months Ended
	Jun. 27, 2025 COP ($) installment	Apr. 29, 2025 COP ($) installment $ / shares	Apr. 14, 2025	Apr. 04, 2025 COP ($) installment $ / shares	Mar. 28, 2025 USD ($)	Feb. 14, 2025	Aug. 31, 2023 COP ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)	Mar. 28, 2025 COP ($)	Jan. 15, 2025
Subsequent and relevant events
Contribution from Ministry of Finance and Public Credit									$ 26,346,530,000,000
Ecopetrol
Subsequent and relevant events
Contribution from Ministry of Finance and Public Credit								$ 16,449,821,000,000	$ 2,876,149,000,000
Reficar
Subsequent and relevant events
Contribution from Ministry of Finance and Public Credit							$ 1,894,202,000,000
Application of new decree on taxes
Subsequent and relevant events
Applicable special tax rate						1.00%
Applicable stamp tax rate						1.00%
Fuel Price stabilization fund
Subsequent and relevant events
Contribution from Ministry of Finance and Public Credit					$ 2,229,051
Fuel Price stabilization fund | Ecopetrol
Subsequent and relevant events
Contribution from Ministry of Finance and Public Credit					1,727,183
Fuel Price stabilization fund | Reficar
Subsequent and relevant events
Contribution from Ministry of Finance and Public Credit					$ 501,868
Shareholders' General Assembly in Ecopetrol S.A.
Subsequent and relevant events
Dividends recognised as distributions to owners per share | $ / shares		$ 214		$ 214
Number of installments for payments of dividend to minority shareholders | installment		2		2
Number of installments for payments of dividend to majority shareholders | installment	3	3		3
Dividends distributed	$ 3,286,344,378,880	$ 2,300,000,000,000		$ 2,200,000,000,000
Amount of special reserve										$ 16,635,492,094,077
Temporal reduction in the conversion cost of Ecopetrols ADR
Subsequent and relevant events
Percentage of reduction in conversion cost											50.00%
Investment framework agreement with AES Colombia & CIA SCA E.S.P.
Subsequent and relevant events
Percentage of ownership			49.00%